BUSINESS COMBINATION (Acquisition of NQ Shenzhen, Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues				$ 406,691	$ 332,324	$ 196,702
Net losses				1,303	$ 76,738	$ 1,856
Goodwill impairment loss				2,241
Intangible assets impairment loss				$ 298
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				4 years
Platform technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				4 years 8 months 12 days
NQ Shenzhen [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Cash consideration	$ 809
Share consideration, fair value of shares	2,125
Net revenues			$ 297
Net losses			$ 19
Divestment percentage		100.00%		100.00%
Goodwill impairment loss				$ 2,241
Intangible assets impairment loss				$ 298
Gain (loss) on disposal		$ 0
NQ Shenzhen [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 243
Identified intangible assets, estimated useful life	3 years
NQ Shenzhen [Member] | Platform technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 356
Identified intangible assets, estimated useful life	5 years
NQ Shenzhen [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares	1,314,815
Share consideration, fair value of shares	$ 2,125